Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Total current assets	$ 327,257	$ 281,732
Net property, plant and equipment	1,167,048	1,095,137
Other assets	38,751	37,395
Total assets	3,894,512	3,363,744
Current liabilities:
Current maturities of long-term debt	17,856	16,509
Total current liabilities	217,009	236,830
Long-term debt	2,420,294	1,874,941
Total liabilities	2,873,529	2,342,685
Stockholders' equity	1,020,983	1,021,059
Total liabilities and stockholders' equity	3,894,512	3,363,744
LAMAR MEDIA CORP [Member]
ASSETS
Total current assets	326,757	281,232
Net property, plant and equipment	1,167,048	1,095,137
Intangibles and goodwill, net	2,350,837	1,938,861
Other assets	33,464	32,110
Total assets	3,878,106	3,347,340
Current liabilities:
Current maturities of long-term debt	17,856	16,509
Other current liabilities	196,442	215,841
Total current liabilities	214,298	232,350
Long-term debt	2,420,294	1,876,895
Other noncurrent liabilities	236,226	230,914
Total liabilities	2,870,818	2,340,159
Stockholders' equity	1,007,288	1,007,181
Total liabilities and stockholders' equity	3,878,106	3,347,340
LAMAR MEDIA CORP [Member] | Lamar Media [Member]
ASSETS
Total current assets	11,213	6,086
Other assets	3,481,600	2,943,826
Total assets	3,492,813	2,949,912
Current liabilities:
Current maturities of long-term debt	17,856	16,509
Other current liabilities	26,061	29,268
Total current liabilities	43,917	45,777
Long-term debt	2,420,294	1,876,895
Other noncurrent liabilities	21,314	20,059
Total liabilities	2,485,525	1,942,731
Stockholders' equity	1,007,288	1,007,181
Total liabilities and stockholders' equity	3,492,813	2,949,912
LAMAR MEDIA CORP [Member] | Guarantor Subsidiaries [Member]
ASSETS
Total current assets	284,991	245,685
Net property, plant and equipment	1,144,605	1,072,595
Intangibles and goodwill, net	2,316,372	1,901,096
Other assets	11,776	11,451
Total assets	3,757,744	3,233,827
Current liabilities:
Other current liabilities	150,370	163,955
Total current liabilities	150,370	163,955
Other noncurrent liabilities	214,285	210,233
Total liabilities	364,655	374,188
Stockholders' equity	3,393,089	2,859,639
Total liabilities and stockholders' equity	3,757,744	3,233,827
LAMAR MEDIA CORP [Member] | Non-Guarantor Subsidiaries [Member]
ASSETS
Total current assets	30,553	29,461
Net property, plant and equipment	22,443	22,542
Intangibles and goodwill, net	34,465	34,765
Other assets	312	535
Total assets	87,773	87,303
Current liabilities:
Other current liabilities	20,011	22,618
Total current liabilities	20,011	22,618
Other noncurrent liabilities	56,645	53,659
Total liabilities	76,656	76,277
Stockholders' equity	11,117	11,026
Total liabilities and stockholders' equity	87,773	87,303
LAMAR MEDIA CORP [Member] | Eliminations [Member]
ASSETS
Other assets	(3,460,224)	(2,923,702)
Total assets	(3,460,224)	(2,923,702)
Current liabilities:
Other noncurrent liabilities	(56,018)	(53,037)
Total liabilities	(56,018)	(53,037)
Stockholders' equity	(3,404,206)	(2,870,665)
Total liabilities and stockholders' equity	$ (3,460,224)	$ (2,923,702)